Share-based payments - Stock Options Outstanding and Exercisable (Details)	Mar. 29, 2020 shares $ / shares	Mar. 31, 2019 shares	Mar. 31, 2018 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (shares)	1,794,377	2,037,665	3,647,571
Weighted average remaining life in years	7.0
Number of options exercisable (shares)	668,349
Options Exercisable, Weighted Average Remaining Life in Years	5.7
$0.02
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (CAD per share) | $ / shares	$ 0.02
Number of options outstanding (shares)	156,247
Weighted average remaining life in years	4.1
Number of options exercisable (shares)	156,247
Options Exercisable, Weighted Average Remaining Life in Years	4.1
$0.25
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (CAD per share) | $ / shares	$ 0.25
Number of options outstanding (shares)	74,322
Weighted average remaining life in years	4.4
Number of options exercisable (shares)	74,322
Options Exercisable, Weighted Average Remaining Life in Years	4.4
$1.79
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (CAD per share) | $ / shares	$ 1.79
Number of options outstanding (shares)	213,748
Weighted average remaining life in years	4.9
Number of options exercisable (shares)	124,855
Options Exercisable, Weighted Average Remaining Life in Years	4.8
$4.62
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (CAD per share) | $ / shares	$ 4.62
Number of options outstanding (shares)	212,033
Weighted average remaining life in years	5.9
Number of options exercisable (shares)	56,541
Options Exercisable, Weighted Average Remaining Life in Years	5.9
$8.94
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (CAD per share) | $ / shares	$ 8.94
Number of options outstanding (shares)	133,332
Weighted average remaining life in years	6.8
Number of options exercisable (shares)	79,992
Options Exercisable, Weighted Average Remaining Life in Years	6.8
$23.64
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (CAD per share) | $ / shares	$ 23.64
Number of options outstanding (shares)	50,560
Weighted average remaining life in years	7.4
Number of options exercisable (shares)	21,288
Options Exercisable, Weighted Average Remaining Life in Years	7.4
$30.73
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (CAD per share) | $ / shares	$ 30.73
Number of options outstanding (shares)	180,798
Weighted average remaining life in years	7.2
Number of options exercisable (shares)	87,378
Options Exercisable, Weighted Average Remaining Life in Years	7.2
$31.79
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (CAD per share) | $ / shares	$ 31.79
Number of options outstanding (shares)	35,622
Weighted average remaining life in years	7.6
Number of options exercisable (shares)	15,832
Options Exercisable, Weighted Average Remaining Life in Years	7.6
$45.34
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (CAD per share) | $ / shares	$ 45.34
Number of options outstanding (shares)	95,911
Weighted average remaining life in years	9.2
Number of options exercisable (shares)	0
Options Exercisable, Weighted Average Remaining Life in Years	0.0
$46.38
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (CAD per share) | $ / shares	$ 46.38
Number of options outstanding (shares)	11,430
Weighted average remaining life in years	9.7
Number of options exercisable (shares)	0
Options Exercisable, Weighted Average Remaining Life in Years	0.0
$51.71
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (CAD per share) | $ / shares	$ 51.71
Number of options outstanding (shares)	7,143
Weighted average remaining life in years	9.4
Number of options exercisable (shares)	0
Options Exercisable, Weighted Average Remaining Life in Years	0.0
$63.03
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (CAD per share) | $ / shares	$ 63.03
Number of options outstanding (shares)	415,582
Weighted average remaining life in years	9.0
Number of options exercisable (shares)	0
Options Exercisable, Weighted Average Remaining Life in Years	0.0
$71.73
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (CAD per share) | $ / shares	$ 71.73
Number of options outstanding (shares)	7,075
Weighted average remaining life in years	8.9
Number of options exercisable (shares)	1,768
Options Exercisable, Weighted Average Remaining Life in Years	8.9
$83.53
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (CAD per share) | $ / shares	$ 83.53
Number of options outstanding (shares)	200,574
Weighted average remaining life in years	8.2
Number of options exercisable (shares)	50,126
Options Exercisable, Weighted Average Remaining Life in Years	8.2